Related Party Transaction and Balances - Schedule of Balances with Related Parties (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Mr. Biao Wei [Member]
Due to a related party:
Due to related parties	¥ 1,621,303		¥ 1,817,485
Related Party [Member]
Due to a related party:
Due to related parties	1,621,303	$ 231,843	1,817,485
Due from a related party	8,932,000	$ 1,277,259	9,542,000
Qingtian International School [Member]
Due to a related party:
Due from a related party	7,090,000		8,750,000
Lianwai Kindergarten [Member]
Due to a related party:
Due from a related party	¥ 1,842,000		¥ 792,000